INTANGIBLE ASSETS - Schedule of intangible assets (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
INTANGIBLE ASSETS
Beginning balance	$ 38,809,125
Impairment losses	27,561,055
Ending balance	$ 36,414,273	$ 38,809,125
Straight-line basis over from the acquisition date	5 years
Cost
INTANGIBLE ASSETS
Additions		76,571,030
Ending balance	$ 76,571,030
Accumulated Amortization and Impairment
INTANGIBLE ASSETS
Beginning balance	(37,761,905)
Amortization	(2,394,852)	(10,200,850)
Impairment losses		(27,561,055)
Ending balance	$ (40,156,757)	$ (37,761,905)